Income taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax Cuts and Jobs Act, provisional income tax benefit			$ (106)
Deferred tax assets, tax credit carryforwards, foreign	$ 62	$ 39
Valuation allowance	62	39
Undistributed earnings of foreign subsidiaries		340
Deferred tax liabilities, undistributed foreign earnings	80
Tax reserves	119	173	$ 103	$ 128
Impact on effective tax rate if tax reserves were unnecessary	119
Accrued interest, related to income taxes in the balance sheet	32
Additional tax expense related to interest	15	$ 13
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required	$ 10